Goldman Sachs Enhanced Dividend Global Equity Portfolio Expense Example - Class P Shares [Member] - Goldman Sachs Enhanced Dividend Global Equity Portfolio - Class P Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	$ 1,146